S000094833 [Member] N-1A Cover	Sep. 16, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Man ETF Series Trust
Entity Central Index Key	0002065379
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 16, 2025
Prospectus Date	Sep. 17, 2025